Note 5 - Discontinued Operations (Details Textual) - Kumtor Gold Company (KGC) and Kumtor Operating Company (KOC) [Member] - Discontinued operations [member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021
Statement Line Items [Line Items]
Net assets (liabilities)		$ 926,350
Fuel hedge contracts [member]
Statement Line Items [Line Items]
Realized gain (loss) on early settlement of hedging instrument	$ 14,200	14,200
Unrealized gain (loss) on early settlement of hedging instrument	$ 1,100	$ 1,100